SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY
CAPITAL STOCK

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series	●	None
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

RCI's Articles of Continuance under the Business Corporations Act (British Columbia) impose restrictions on the transfer, voting, and issue of Class A Shares and Class B Non-Voting Shares to ensure we remain qualified to hold or obtain licences required to carry on certain of our business undertakings in Canada. We are authorized to refuse to register transfers of any of our shares to any person who is not a Canadian, as defined in RCI's Articles of Continuance, in order to ensure Rogers remains qualified to hold the licences referred to above.
In relation to our issuances of subordinated notes in December 2021 and February 2022 (see note 23), the Board approved the creation of new Series I and Series II preferred shares, respectively. Series I has been authorized for up to 3.3 million preferred shares and Series II has been authorized for up to 1.4 million preferred shares. Both series have no voting rights, par values of $1,000 per share, and will be issued automatically upon the occurrence of certain events involving a bankruptcy or insolvency of RCI to holders of the respective subordinated notes.

On April 3, 2023, we issued 23.6 million Class B Non-Voting Shares as partial consideration for the Shaw Transaction (see note 3).

DIVIDENDS
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)

February 1, 2023	April 3, 2023	0.50
April 25, 2023	July 5, 2023	0.50
July 25, 2023	October 3, 2023	0.50
November 8, 2023	January 2, 2024	0.50
		2.00

January 26, 2022	April 1, 2022	0.50
April 19, 2022	July 4, 2022	0.50
July 26, 2022	October 3, 2022	0.50
November 8, 2022	January 3, 2023	0.50
		2.00

We have a dividend reinvestment plan (DRIP) that allows eligible holders of Class A Shares and Class B Non-Voting Shares who are residents of Canada and the United States to acquire additional Class B Non-Voting Shares through reinvestment of the cash dividends paid on their respective shareholdings. During 2023, the plan was amended to permit, at the Board's discretion, a small discount from the five-day volume-weighted average market price when shares are issued from treasury under the plan. Previously, all Class B Non-Voting Shares received by participants under the plan were purchased in the Canadian open market with no discount.

On October 3, 2023 and January 2, 2024, we issued 1.5 million and 1.2 million Class B Non-Voting Shares, respectively, as partial settlement of the dividends payable on those dates under the terms of our dividend reinvestment plan.

The holders of Class A Shares are entitled to receive dividends at the rate of up to five cents per share but only after dividends at the rate of five cents per share have been paid or set aside on the Class B Non-Voting Shares. Class A Shares and Class B Non-Voting Shares therefore participate equally in dividends above $0.05 per share.

On January 31, 2024, the Board declared a quarterly dividend of $0.50 per Class A Voting Share and Class B Non-Voting Share, to be paid on April 3, 2024, to shareholders of record on March 11, 2024.